Discontinued Operations and Deconsolidation (Details) $ in Thousands		12 Months Ended
	Jun. 24, 2026 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 GBP (£)
Discontinued Operations and Deconsolidation [Abstract]
Consideration received	$ 617		£ 1
Gain on deconsolidation		$ 2,491